Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2024
Collateralized Transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2024
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥41,288	¥5,371	¥42,537	¥2,465
Less: Amounts offset in the consolidated balance sheets (2)	(25,667)	—	(25,667)	—

Total net amounts as reported on the face of the consolidated balance sheets (3)	¥15,621	¥5,371	¥16,870	¥2,465

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(13,228)	(3,572)	(13,817)	(2,324)
Cash collateral	(9)	—	(2)	—

Net amount	¥2,384	¥1,799	¥3,051	¥141

	Billions of yen
	September 30, 2024
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥44,085	¥4,941	¥46,758	¥2,313
Less: Amounts offset in the consolidated balance sheets (2)	(28,829)	—	(28,829)	—

Total net amounts as reported on the face of the consolidated balance sheets (3)	¥15,256	¥4,941	¥17,929	¥2,313

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(14,966)	(3,181)	(15,183)	(2,192)
Cash collateral	(7)	—	(4)	—

Net amount	¥283	¥1,760	¥2,742	¥121

(1)
Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2024, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,161 billion and ¥2,574 billion, respectively. As of March 31, 2024, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,512 billion and ¥69 billion, respectively. As of September 30, 2024, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥143 billion and ¥2,369 billion, respectively. As of September 30, 2024, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,599 billion and ¥89 billion, respectively.

(2)
Represent amounts offset through counterparty netting under master netting or similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements
—
Securities purchased under agreements to resell
and
Collateralized agreements
—
Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively.

(4)
Represent amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2024
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥18,513	¥17,317	¥3,747	¥2,024	¥936	¥42,537
Securities lending transactions	1,337	299	43	786	—	2,465

Total gross recognized liabilities (2)	¥19,850	¥17,616	¥3,790	¥2,810	¥936	¥45,002

	Billions of yen
	September 30, 2024
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥18,906	¥22,141	¥3,298	¥1,323	¥1,090	¥46,758
Securities lending transactions	1,280	225	1	338	469	2,313

Total gross recognized liabilities (2)	¥20,186	¥22,366	¥3,299	¥1,661	¥1,559	¥49,071

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2024
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥234	¥2,228	¥2,462
Japanese government, agency and municipal securities	2,506	0	2,506
Foreign government, agency and municipal securities	31,355	72	31,427
Bank and corporate debt securities	3,636	94	3,730
Commercial mortgage-backed securities (“CMBS”)	17	—	17
Residential mortgage-backed securities (“RMBS”) (1)	4,598	—	4,598
Collateralized debt obligations (“CDOs”) and other	190	—	190
Investment trust funds and other	1	71	72

Total gross recognized liabilities (2)	¥42,537	¥2,465	¥45,002

	Billions of yen
	September 30, 2024
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥543	¥1,884	¥2,427
Japanese government, agency and municipal securities	2,167	33	2,200
Foreign government, agency and municipal securities	35,766	55	35,821
Bank and corporate debt securities	3,684	289	3,973
Commercial mortgage-backed securities (“CMBS”)	20	—	20
Residential mortgage-backed securities (“RMBS”) (1)	4,361	—	4,361
Collateralized debt obligations (“CDOs”) and other	217	—	217
Investment trust funds and other	—	52	52

Total gross recognized liabilities (2)	¥46,758	¥2,313	¥49,071

(1)
Includes ¥3,842 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2024. Includes ¥3,397 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of September 30, 2024.

(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2024	September 30, 2024
The fair value of securities accepted as collateral, primarily through securities borrowed or purchased under agreement to resell	¥62,456	¥68,180
The portion of the above that has been sold (as reported within Trading liabilities in the consolidated balance sheets) or repledged	45,389	51,987

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2024	September 30, 2024
Trading assets:
Equities and convertible securities	¥212,165	¥289,755
Government and government agency securities	1,238,863	1,121,297
Bank and corporate debt securities	151,454	1,457,736
Residential mortgage-backed securities (“RMBS”)	2,360,053	2,665,556
Collateralized debt obligations (“CDOs”) and other (1)	12,959	11,692
Investment trust funds and other	570	128

	¥3,976,064	¥5,546,164

Non-trading debt securities (2)	¥94,421	¥16,153
Investments in and advances to affiliated companies (3)	¥14,976	¥15,490

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.
(2)	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
(3)	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.

Assets subject to lien

	Millions of yen
	March 31, 2024	September 30, 2024
Loans and receivables	¥409,145	¥366,664
Trading assets and private equity and debt investments	1,818,795	1,935,647
Office buildings, land, equipment and facilities	7,591	3,031
Non-trading debt securities	94,471	98,941
Investments in and advances to affiliated companies	2	2
Other	1,084	1,611

	¥2,331,088	¥2,405,896